Note 41 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	€ 134	€ 139	€ 186
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	341	777	419
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	432	208	143
Gains Losses On Financial Assets At Fair Value Through Profit Or Loss	335	56	(98)
Gains (losses) on hedging instrument, fair value hedges	(214)	7	55
Subtotal gains or losses in financial assets and liabilities net	1,027	1,187	705
Gains or losses on net exchange differences	883	359	581
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences	1,910	1,546	1,286
Financial assets at amortised cost, category [member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	27	106	44
Other financial assets and liabilities [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	106	33	141
Reclassification of financial assets from fair value through other comprehensive income [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	0	0	0
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification of financial assets from amortized cost [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	0	0	0
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Other gains losses [Member]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	341	777	419
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	€ 432	€ 208	€ 143